Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of calculations of basic and diluted earnings per common share
	2017	2016	2015
Basic earnings per common share:
Net income available to shareholders	$3,414	$7,282	$8,599
Basic earnings per share	$0.59	$1.24	$1.46
Diluted earnings per common share:
Net income available to shareholders	$3,414	$7,282	$8,599
Average shares outstanding	5,826,346	5,864,153	5,884,984
Effect of dilutive stock options	5,284	0	0
Average shares outstanding including dilutive stock options	5,831,630	5,864,153	5,884,984
Diluted earnings per share	$0.59	$1.24	$1.46

Schedule of average market price of the common shares and were considered anti-dilutive
	2017	2016	2015
Anti-dilutive shares	0	46,244	67,893
Dilutive shares	20,103	0	0